July 30, 2018 Via EDGAR
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0143

Allison White Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Hennessy Funds Trust – Rule 485(a) Filing

Ms. White:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing an amendment to the Company’s Registration Statement on Form N-1A.  Specifically, pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company (File Nos. 033-52154 and 811-07168) is Post-Effective Amendment No. 51 under the 1933 Act and Amendment No. 52 under the 1940 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The purpose of the Amendment is to add two new series to the Company (collectively, the “Funds”): the Hennessy BP Energy Fund and the Hennessy BP Midstream Fund.

As a point of information, the Funds are being established in order to effectuate the following reorganizations: (1) the acquisition of the assets and liabilities (other than the excluded liabilities) of the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (“PMP”), by the Hennessy BP Energy Fund; and (2) the acquisition of the assets and liabilities (other than the excluded liabilities) of the BP Capital TwinLine MLP Fund, a series of PMP, by the Hennessy BP Midstream Fund.  Shareholders of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund will be asked to approve the reorganizations, and the Company is concurrently filing a Form N-14 Registration Statement in connection with soliciting shareholder approval for the reorganizations.

As the Hennessy BP Energy Fund is newly formed, with no assets or operations prior to consummation of the reorganization, and has the same investment objective and investment strategies as the BP Capital TwinLine Energy Fund, the BP Capital TwinLine Energy Fund is the accounting and performance survivor of the proposed reorganization (so, the Hennessy BP Energy Fund is the successor to the BP Capital TwinLine Energy Fund’s accounting and performance history).  As the Hennessy BP Midstream Fund is newly formed, with no assets or operations prior to consummation of the reorganization, and has the same investment objective and investment strategies as the BP Capital TwinLine MLP Fund, the BP Capital TwinLine MLP Fund is the accounting and performance survivor of the proposed reorganization (so, the Hennessy BP Midstream Fund is the successor to the BP Capital TwinLine MLP Fund’s accounting and performance history).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Company anticipates that this filing shall become effective 75 days after filing.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and file updated exhibits to the Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer
Attachments

AUSTIN BOSTON CHICAGO DALLAS DENVER	DETROIT HOUSTON JACKSONVILLE LOS ANGELES MADISON	MEXICO CITY MIAMI MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA WASHINGTON, D.C. BRUSSELS TOKYO